Shareholders' Equity (Stock Options Granted in 2015, 2016 and 2017) (Narrative) (Details) - $ / shares		1 Months Ended				12 Months Ended
	Jun. 08, 2016	Jan. 31, 2019	Apr. 30, 2018	Jan. 30, 2017	Jul. 28, 2015	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of options						$ 33.83	$ 36.11	$ 39.62
Share Option Plan 2013 [Member] | 33.83 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		141,928
Exercise price of options		$ 33.83
Expiration date		Jan. 31, 2027
Closing price to determine expiration date		$ 16.92
Share Option Plan 2013 [Member] | 36.11 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted			137,010
Exercise price of options			$ 36.11
Expiration date			Apr. 30, 2026
Closing price to determine expiration date			$ 18.06
Share Option Plan 2013 [Member] | 39.62 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted				119,925
Exercise price of options				$ 39.62
Expiration date				Jan. 30, 2025
Closing price to determine expiration date				$ 19.81
Share Option Plan 2013 [Member] | 28.38 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	93,660
Exercise price of options	$ 28.38
Expiration date	Jun. 08, 2024
Closing price to determine expiration date	$ 14.19
Share Option Plan 2013 [Member] | $26.91 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted					89,907
Exercise price of options					$ 26.91
Expiration date					Jul. 28, 2023
Closing price to determine expiration date					$ 13.46